BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTNG POLICIES	12 Months Ended
Dec. 31, 2024
Spetner Associates Inc [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTNG POLICIES

NOTE 2 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTNG POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company adopted a December 31 fiscal year-end for financial statement reporting purposes.

The consolidated financial statements and accompanying notes are the representations of the Company’s management, who are responsible for their integrity and objectivity. In their opinion, such financial information is presented fairly and for all periods represented.

Principles of Consolidation and Basis of Accounting

On January 1, 2024, the members of NRoll and Benefits Counselors assigned their respective membership interests to Spetner. Prior to the assignment, Spetner, NRoll and Benefits Counselors were under common control and therefore this transaction was accounted for as a common control transaction resulting in a change in reporting entity. The combination was accounted for at the carrying value of the three companies. The consolidated financial statements include the accounts of Spetner, nRoll, and Benefits Counselors. The consolidated financial statements have been retrospectively adjusted to include the results of NRoll and Benefits Counselors as if the combination occurred at the beginning of the earliest period presented. All material inter-company accounts and transactions have been eliminated.

Reclassifications

Certain reclassifications of amounts previously reported have been made to the accompanying consolidated financial statements to maintain consistency between periods presented.

Accounting Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP in the United States of America requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash and cash equivalents

The Company considers all highly liquid money market funds and certificates of deposit with original maturities of less than three months to be cash equivalents. The Company maintains its cash balances with various banks. The balances are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. The Company monitors the cash balances held in its bank accounts, and as of December 31, 2024 and 2023, did not have any concerns regarding cash balances which exceeded the insured amounts. At December 31, 2024 the Company maintained a cash sweep account invested primarily in an overnight sweep account totaling $2,121,000. The Company has not experienced any losses in these accounts and takes certain cash and risk management measures to limit its exposure to the risk of such losses.

Accounts Receivable, Net

Accounts receivables are recorded at the amount the Company expects to collect on the balance outstanding at year-end. Management closely monitors outstanding balances during the year and recognizes an allowance for expected credit losses if appropriate. The Company writes off bad debts as they occur during the year. As of December 31, 2024 and 2023, the Company had recognized $216,583 and $129,000, respectively, as the allowance for doubtful accounts.

Property and Equipment, Net

Property and equipment is stated at cost. Depreciation is computed primarily using the straight-line method over the estimated useful lives of the assets. Expenditures for repairs and maintenance are charged to expenses as incurred. For assets sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in the consolidated statement of operations for the period in which the disposal occurred. The Company computes depreciation utilizing estimated useful lives, as stated below:

Property and Equipment Categories	Estimated Useful Life
Office equipment	5 - 7 Years
Furniture & fixtures	7 Years
IT equipment	5 Years
Automobiles	5 Years

Leases

The Company determines if an arrangement is a lease at inception. Leases are analyzed for classification as either an operating lease or as a finance lease. Lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. For leases that do not provide an implicit rate, the Company uses its incremental borrowing rate. Operating lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. All leases that have lease terms of one year or less are considered short-term leases, and therefore are not recorded through a ROU asset or liability. As of December 31, 2024, and 2023, the Company did not have any leases with terms greater than 12 months.

The Company has a month-to-month lease for an office space in St. Louis, Missouri owned by a related party through common ownership. The Company recognized related party rent expense due to this lease of $75,000 and $80,000 for the years ended December 31, 2024 and 2023, respectively.

The Company maintains a month-to-month lease for an office space in Cincinnati, Ohio. The lease was initially signed on March 21, 2019 with a three year term following which the lease was amended and renewed on a month-to-month basis.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606 Revenue from Contracts with Customers which at its core, recognizes revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services.

The following outlines the core principles of ASC 606:

Identification of the contract, or contracts, with a customer. A contract with a customer exists when (i) we enter into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (ii) the contract has commercial substance, and (iii) we determine that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.

Identification of the performance obligations in the contract. Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or service either on its own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract.

Determination of the transaction price. The transaction price is determined based on the consideration to which we will be entitled in exchange for transferring goods or services to the customer.

Allocation of the transaction price to the performance obligations in the contract. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.

Recognition of revenue when, or as, the Company satisfies a performance obligation. The Company satisfies performance obligations either over time or at a point in time, as discussed in further detail below. Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised good or service to the customer.

The Company focuses primarily on agency services for insurance products in the healthcare and life spaces, Healthcare includes plans for individuals and families, and commercial businesses.

Healthcare and Life revenue recognition:

The Company identifies a contract when it has a binding agreement with a Carrier, the Customer, to provide agency services to individual policy holders (“Members).

There typically is one performance obligation in contracts with Carriers, to perform agency services that culminate in monthly premium cash collections by the Carrier. The performance obligation is satisfied through a combination of agency services including, marketing carrier’s insurance plans, soliciting Member applications, binding, executing and servicing insurance policies on a continuous basis throughout a policy’s life cycle which includes and culminates with the Customer’s collection of monthly premiums. No commission is earned if cash is not received by Carrier. Thus, commission revenue is earned only after a month’s cash receipts from Members’ dues is received by the Customer. Each month’s Carrier cash collections is considered a separate unit sold and transferred to the Customer i.e., the satisfaction of that month’s performance obligation.

Transaction price is typically stated in a contract and usually based on a commission rate applied to Member premiums paid and received by Carrier. The Company generally continues to receive commission payments from Carriers until a Member’s plan is cancelled or the Company terminates its agency agreement with the Carrier. Upon termination, the Company will no longer receive any commissions from Carriers even with business still in place. In some instances, trailing commissions could occur which would be recognized like other Healthcare revenue. With one performance obligation, allocation of transaction price is normally not necessary.

The Company recognizes revenue at a point in time when it satisfies its monthly performance obligation and control of the service transfers to a carrier. Transfer occurs when Members insurance premium cash payments are received by the Customer. The Customer’s receipt of cash is the culmination and complete satisfaction of the Company’s performance obligation, and the earnings process is complete.

The following shows the disaggregation of the Company’s revenue:

	Year Ended
	December 31,
	2024	2023
Health	$14,082,100	$7,526,071
Life	179,191	207,436
Other	412,831	218,363
Total	$14,674,122	$7,951,870

Concentration Risk from Revenues

Insurance carriers representing 10% or more of total revenue are presented in the table below:

	Year Ended
	December 31,
	2024	2023
Insurance carrier A	40%	30%
Insurance carrier B	26%	19%
Insurance carrier C	10%	15%

No other single insurance carrier accounted for more than 10% of the Company’s commission revenues. The loss of any significant customer could have a material adverse effect on the Company.

Concentration Risk from Accounts Receivable

Insurance carriers representing 10% or more of total accounts receivable are presented in the table below:

	As of
	December 31,
	2024	2023
Customer A	*	54%
Customer B	*	24%
Customer C	*	10%
Customer D	71%	*
Customer E	11%	*

*	Represents amount less than 10%

No other single customer accounted for more than 10% of the Company’s accounts receivable. The loss of any significant customer could have a material adverse effect on the Company.

Service and Fee Income

Service and fee income is composed of income earned from insurance carriers that is not paid on a commission basis. It also includes revenue recognized as a result of IT services performed for clients.

Related Party Service Fees

Related party service fees is composed of IT service expenses performed for the Company by a related party vendor.

Income Taxes and Uncertain Tax Positions

Spetner Associates, Inc has elected to be taxed as an S corporation as it is an eligible small business corporation. Both nRoll and Benefit Counselors are single member LLCs. Accordingly, all entities are pass-through entities not subject to federal tax. Instead, the income, deductions, credits, and other tax items are passed through to the individual shareholder or members who report these items on their personal tax returns. Accordingly, the consolidated financial statements do not include a provision for income taxes.

Management has evaluated the entities’ tax position and determined that that there are no uncertain positions that require recognition or disclosure in the consolidated financial statements with applicable accounting standards.

Recently Issued Accounting Standards

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures which requires entities to disclose significant segment expenses regularly provided to the CODM. Public entities with a single reporting segment have to provide all disclosures required by ASC 280, including the significant segment expense disclosures. For public business entities, the guidance is effective for annual periods beginning after December 15, 2023. The Company adopted this standard as of January 1, 2024 and it did not have an impact on the consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (“ASU 2016-13”), which requires the measurement of expected credit losses for financial instruments carried at amortized cost, such as accounts receivable, held at the reporting date based on historical experience, current conditions, and reasonable forecasts. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The Company adopted this ASU as of January 1, 2023. The adoption did not have a material impact on the Company’s financial statements.